Warrants (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 03, 2021	May 24, 2018	Jun. 30, 2021	May 03, 2021	Jun. 30, 2020
Warrants (Details) [Line Items]
Issuance of warrants			2,666,666
Warrants exercised			107,000
Issued shares			65,542
Warrrants issued (in Dollars)					$ 107,000
Public offering warrants (in Dollars)		$ 612,223		$ 3,413,332
Warrants issued and outstanding	2,666,666
Shares per share (in Dollars per share)			$ 6
IPO [Member]
Warrants (Details) [Line Items]
Issuance of warrants		283,192
Warrants term and exercisable, description		The warrants carry a term of five years expiring in May 2023 and shall not be exercisable for a period of 180 days from May 23, 2018. During the year ended June 30, 2019, 176,192 warrants were exercised and 99,380 common shares were issued.
Minimum [Member] | IPO [Member]
Warrants (Details) [Line Items]
Purchase shares per share (in Dollars per share)		$ 4.2
Maximum [Member] | IPO [Member]
Warrants (Details) [Line Items]
Purchase shares per share (in Dollars per share)		$ 6.3